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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:    CORUS BANKSHARES, INC.
ADDRESS: 3959 N. LINCOLN AVE.
         CHICAGO, IL 60613

Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael E. Dulberg
Title: Senior Vice President and Chief Accounting Officer
Phone: 773-832-3473

Signature, Place, and Date of Signing:


/s/ Michael E. Dulberg            Chicago, IL               May 12, 2008

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        10
Form 13F Information Table Value Total:   $66,014
                                          (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                        VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
     NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
     --------------          -------------- --------- --------- ------- --- ---- ---------- -------- ------- ------ ----
ASSOCIATED BANC CORP         COMMON SHARES  045487105    3,227  121,179 SH       SOLE                121,179
BANK OF AMERICA CORPORATION  COMMON SHARES  060505104   12,722  335,594 SH       SOLE                335,594
BANK OF NEW YORK MELLON CORP COMMON SHARES  064057102    3,937   94,340 SH       SOLE                 94,340
COMERICA INC                 COMMON SHARES  200340107    9,272  264,300 SH       SOLE                264,300
JP MORGAN CHASE & CO         COMMON SHARES  46625H100   10,775  250,864 SH       SOLE                250,864
MORGAN STANLEY               COMMON SHARES  617446448    3,747   82,000 SH       SOLE                 82,000
NATIONAL CITY CORP           COMMON SHARES  635405103    4,806  482,970 SH       SOLE                482,970
REGIONS FINL CORP NEW        COMMON SHARES  7591EP100   10,174  515,154 SH       SOLE                515,154
SUNTRUST BKS INC             COMMON SHARES  867914103    2,647   48,000 SH       SOLE                 48,000
WACHOVIA CORP NEW            COMMON SHARES  929903102    4,707  174,351 SH       SOLE                174,351